Shareholder Fees	Feb. 12, 2021
First Trust TCW Emerging Markets Debt ETF | First Trust TCW Emerging Market Debt ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none